Leases (Details) - Schedule of Weighted Average Lease Term and Weighted Average Discount Rate	Jun. 30, 2023	Jun. 30, 2022
Weighted average lease term:
Operating leases	3 years 3 months	3 years 3 months 21 days
Weighted average discount rate:
Operating leases	4.75%	4.75%